Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	24.635
Maximum Aggregate Offering Price	$ 12,317,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,701.05
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Class A common stock being registered hereunder include an indeterminate number of shares of Class A common stock that may be issued in connection with stock splits, stock dividends or other distribution, recapitalization or similar events with respect to the shares of Class A common stock being registered. The proposed maximum offering price per share and maximum aggregate offering price for the shares of Class A Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sale price of Class A Common Stock, as reported on the New York Stock Exchange on May 8, 2026, which date is within five business days prior to filing this registration statement.